Non-Controlling Interest - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Sep. 26, 2024	Dec. 31, 2024	Dec. 31, 2023
Non Controlling Interests Disclosure [Abstract]
Partnership contribution in assets	$ 4.0
Gross revenues of the partnership		$ 1.0	$ 0.0
Gross assets of the partnership		9.0	0.0
Gross earnings of the partnership		$ 0.3	$ 0.0
Controlling interest percentage partnership		50.10%